Offerings - Offering: 1	Jan. 10, 2025 USD ($)
Offering:
Fee Previously Paid	false
Security Class Title	Secondary Offering Ordinary Shares
Amount Registered	58,444,822
Proposed Maximum Offering Price per Unit	3.075
Maximum Aggregate Offering Price	$ 179,717,828
Amount of Registration Fee	$ 27,514.8
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued as a result of stock splits, stock dividends or similar transactions.
(2)
Estimated solely for the purpose of the calculation of the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and the low prices as reported on the Nasdaq Stock Market LLC on January 8, 2025.
(3)
Calculated by multiplying the proposed maximum aggregate offering price by 0.00015310.